UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NORTH PEAK LLC
Address:   666 THIRD AVENUE
           NEW YORK, NY  10017-4011



13F File Number:  28-4247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    ABE MASTBAUM
Title:   CHIEF FINANCIAL OFFICER
Phone:   212-476-8088

Signature, Place, and Date of Signing:

  ABE MASTBAUM  666 THIRD AVE. NEW YORK, N.Y. 10017-4001  November 14,


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      23

Form 13F Information Table Value Total:       130,982,246



List of Other Included Managers:



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ANDOVER BANCORP INC.           CS               034258103     1545    30500 SH       SOLE                    30500
BAXTER INTERNATIONAL           CS               071813125        7   167500 SH       SOLE                   167500
C-MACK INDUSTRIES INC.         CS               125920108     3254   163200 SH       SOLE                   163200
CONOCO INC. CLASS A            CS               208251306     9857   389000 SH       SOLE                   389000
CYBERONICS INC.                CS               23251P102      374    23700 SH       SOLE                    23700
DIME BANCORP INC.              CS               25429Q102    25361   645000 SH       SOLE                   645000
DOBSON COMM. OCT. 17.5 CALLS   CALL             256069105        8    50000 SH  CALL SOLE                    50000
DONNA KAREN INT'L INC.         CS               257826107      955    94600 SH       SOLE                    94600
ELAN CORP. RIGHTS PLC          CS               G29539148       33   250000 SH       SOLE                   250000
GALILEO INTERNATIONAL INC.     CS               363547100     1248    60100 SH       SOLE                    60100
GLOBAL MARINE INC.             CS               379352404     1621   115800 SH       SOLE                   115800
HOMESTAKE MINING INC.          CS               437614100    18945  2060200 SH       SOLE                  2060200
ILUMINET HOLDINGS INC.         CS               452334105      383    10000 SH       SOLE                    10000
NEXTWAVE TELECOM               CS               65332M103       98    10000 SH       SOLE                    10000
NISOURCE INC. SAILS            CS               65473P600      819   386300 SH       SOLE                   386300
NORTHROP GRUMMAN CORP. SER B   CS               666807300     4097    33107 SH       SOLE                    33107
RALSTON PURINA GROUP           CS               751277302     2296    70000 SH       SOLE                    70000
SCI SYS INC. OCT. 30 CALLS     CALL             783890106       10   101500 SH  CALL SOLE                   101500
SENSORMATIC ELECTRONICS CORP.  CS               817265101     2360   100100 SH       SOLE                   100100
SUPERIOR TELECOM 8.5% PRFD. A  CS               86836P202       79    22819 SH       SOLE                    22819
TEXACO INC.                    CS               881694103    56700   872300 SH       SOLE                   872300
TYSON FOODS OCTOBER 12.5 CALLS CALL             902494103        8    75000 SH  CALL SOLE                    75000
UNIGRAPHICS SOLUTIONS INC.     CS               904928108      926    28500 SH       SOLE                    28500